Reportable Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Information By Industry Segment
Selected segment information is set forth below for the years ended December 31, (in thousands):

	2023	2022	2021
Electric Motorcycles
Electric motorcycles, parts and accessories and apparel revenue, net	$11,548	$13,999	$9,705
Cost of goods sold	27,297	23,268	22,006
Selling, administrative and engineering expense	100,862	79,836	57,996
Operating loss	(116,611)	(89,105)	(70,297)
STACYC
Electric balance bikes, parts and accessories and apparel revenue, net	26,475	32,834	26,101
Cost of goods sold	16,498	20,661	16,374
Selling, administrative and engineering expense	9,355	8,023	7,612
Operating income	622	4,150	2,115
Operating loss	$(115,989)	$(84,955)	$(68,182)
Additional segment information is set forth below as of December 31, (in thousands):

	Electric Motorcycles	STACYC	Consolidated
2023:
Assets	$232,981	$33,166	$266,147
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$5,312	$520	$5,832
Capital expenditures	$13,453	$9	$13,462
2022:
Assets	$323,108	$28,697	$351,805
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$3,882	$519	$4,401
Capital expenditures	$14,081	$—	$14,081
2021:
Assets	$38,762	$23,190	$61,952
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$4,220	$498	$4,718
Capital expenditures	$9,792	$159	$9,951

Schedule of Segment Information By Geographical Locations
Geographic Information – Included in the Consolidated financial statements are the following amounts relating to geographic locations for the years ended December 31, (in thousands):

	2023	2022	2021
Revenue, net (1, 3):
United States	$30,457	$36,256	$24,633
Austria	4,585	4,975	$815
Other countries	2,981	5,602	$10,358
	$38,023	$46,833	$35,806
Long-lived assets(2):
United States	$37,682	$31,567	$17,894
International	—	—	—
	$37,682	$31,567	$17,894
_______________
(1)Revenue is attributed to geographic regions based on location of customer.
(2)Long-lived assets include all long-term assets except those specifically excluded under ASC Topic 280, Segment Reporting, such as deferred income taxes.
(3)Prior year amounts have been reclassified to confirm to current year presentation.